Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets:
Cash	$ 56,787	$ 103,578	$ 26,650
Accounts receivable, net	2,087,317	970,629	517,583
Subscriptions receivable			200,000
Other receivables	7,240	7,351	1,241
Prepaid expenses and other current assets	149,452	248,932	128,689
Inventory	504,930	145,000
Total Current Assets	2,805,726	1,475,490	874,163
Property and equipment, net	11,573,580	5,780,747	5,643,941
Intangible assets, net	6,269,813	6,654,030	687,500
Goodwill	20,381,882	6,516,915
Other assets	15,668	165,668	8,251
Operating lease right-of-use asset, net	557,233	1,582,624	194,112
Total Non-current Assets	38,798,176	20,699,984	6,533,804
TOTAL ASSETS	41,603,902	22,175,474	7,407,967
Current Liabilities:
Accounts payable and accrued expenses	7,438,016	4,072,958	736,658
Customer deposits	612,569	226,671
Accrued payroll and related taxes	258,952	144,326	50,983
Derivative liability		17,500
Finance lease liability, current	29,524
Operating lease liability, current	222,243	391,547	95,243
Shares to be issued		50,000
Total Current Liabilities	17,871,608	12,410,598	1,981,042
Notes payable, net of current portion and discounts – related party		3,174,685	2,785,531
Finance lease liability, net of current portion	67,539
Operating lease liability, net of current portion	355,862	1,290,866	115,290
Total Non-current Liabilities	6,836,271	4,465,551	2,900,821
Total Liabilities	24,707,879	16,876,149	4,881,863
Commitments and contingencies (Note 16)
STOCKHOLDERS’ EQUITY
Members’ Equity			2,526,104
Common stock, par value, $0.0001, 300,000,000 shares authorized, 15,134,545 and 0 shares issued and outstanding as of December 31, 2023 and 2022, respectively	2,539	1,513
Additional paid in capital	165,548,628	155,377,798
Accumulated deficit	(155,555,251)	(150,080,049)
Total Stockholders’ Equity	9,996,056	5,299,325	2,526,104
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	41,603,902	22,175,474	7,407,967
Series B Convertible Preferred Stock [Member]
MEZZANINE EQUITY
Series B Redeemable Convertible Preferred Stock, par value $0.0001, 527,792 and 0 shares issued and outstanding as of June 30, 2024 and December 31, 2023, respectively	6,899,967
STOCKHOLDERS’ EQUITY
Preferred stock value
Series A Convertible Preferred Stock [Member]
STOCKHOLDERS’ EQUITY
Preferred stock value	140	63
Series C Convertible Preferred Stock [Member]
STOCKHOLDERS’ EQUITY
Preferred stock value		63
Nonrelated Party [Member]
Current Liabilities:
Convertible notes payable, net of discounts	3,099,802	2,871,900
Notes payable, net of discounts	3,668,732	3,381,446	1,098,158
Notes payable, net of current portion and discounts – related party	3,271,180	2,571,215	2,785,531
Convertible notes payable, net of current portion and discounts	183,231
Related Party [Member]
Current Liabilities:
Convertible notes payable, net of discounts	775,270	724,250
Notes payable, net of discounts	1,766,500	530,000
Notes payable, net of current portion and discounts – related party	2,897,368	603,470
Convertible notes payable, net of current portion and discounts	$ 61,091